Accumulated other comprehensive income (loss) - Schedule of AOCL Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	$ 864,815	$ 977,493
Transfer of AFS investments to HTM investments		0
Other comprehensive income (loss), net of taxes	67,254	(252,535)	$ (75,237)
Balance at end of period	1,003,597	864,815	977,493
Unrealized net gains (losses) on translation of net investment in foreign operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(25,700)	(20,913)	(21,065)
Transfer of AFS investments to HTM investments		0
Other comprehensive income (loss), net of taxes	222	(4,787)	152
Balance at end of period	(25,478)	(25,700)	(20,913)
Accumulated net investment gain (loss) | Unrealized net gains (losses) on HTM investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(91,212)	91	(60)
Transfer of AFS investments to HTM investments	0	(99,143)	0
Other comprehensive income (loss), net of taxes	9,145	7,840	151
Balance at end of period	(82,067)	(91,212)	91
Accumulated net investment gain (loss) | Unrealized net gains (losses) on AFS investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(220,345)	(21,982)	72,779
Transfer of AFS investments to HTM investments	0	99,143	0
Other comprehensive income (loss), net of taxes	57,435	(297,506)	(94,761)
Balance at end of period	(162,910)	(220,345)	(21,982)
Employee benefit plans adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(40,195)	(82,113)	(101,334)
Transfer of AFS investments to HTM investments		0
Other comprehensive income (loss), net of taxes	452	41,918	19,221
Balance at end of period	(39,743)	(40,195)	(82,113)
Employee benefit plans adjustments | Defined benefit pension plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(47,905)	(56,400)	(72,255)
Transfer of AFS investments to HTM investments		0
Other comprehensive income (loss), net of taxes	(3,658)	8,495	15,855
Balance at end of period	(51,563)	(47,905)	(56,400)
Employee benefit plans adjustments | Post-retirement healthcare plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	7,710	(25,713)	(29,079)
Transfer of AFS investments to HTM investments		0
Other comprehensive income (loss), net of taxes	4,110	33,423	3,366
Balance at end of period	11,820	7,710	(25,713)
Total AOCIL
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(377,452)	(124,917)	(49,680)
Balance at end of period	$ (310,198)	$ (377,452)	$ (124,917)